Finance Lease Right-of-Use Assets, Net (Details)	6 Months Ended
Dec. 31, 2021
Finance Lease Right of Use Assets (Textual)
Term of right of use asset of financial lease	10 years
Amortization period	10 years
Percentage discount rate	4.90%